Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Oct. 31, 2015	Jan. 31, 2015	Nov. 01, 2014	Feb. 01, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 53,329		$ 39,382
Less accumulated depreciation	$ (25,924)	(19,403)	$ (17,331)	(11,447)
Property, plant and equipment, net	$ 38,726	33,926	$ 34,379	27,935
Furniture, fixtures, and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		45,770		33,100
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		6,336		5,285
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 1,223		$ 997